Destra Multi-Alternative Fund
Schedule of Investments
As of December 31, 2022 (unaudited)

Shares/
Contracts/
Principal	Security	Value
	COMMON STOCKS – 20.3%
	AEROSPACE/DEFENSE – 1.0%
2,248	L3Harris Technologies, Inc.	$468,056
900	Northrop Grumman Corp.	491,049
		959,105
	AUTO MANUFACTURERS – 0.8%
3,290	Cummins, Inc.	797,134

	BANKS – 1.3%
47,558	Huntington Bancshares, Inc.	670,568
7,315	Morgan Stanley	621,921
		1,292,489
	BIOTECHNOLOGY – 0.4%
6,632	Corteva, Inc.	389,829

	CHEMICALS – 0.5%
4,847	International Flavors & Fragrances, Inc.	508,159

	ELECTRIC – 0.6%
7,227	NextEra Energy, Inc.	604,177

	FINANCIAL SERVICES – 0.4%
5,099	Blackstone Group, Inc.	378,295

	FOOD SERVICE – 0.6%
2,090	McDonald’s Corp.	550,778

	HEALTHCARE-SERVICES – 0.7%
1,200	UnitedHealth Group, Inc.	636,216

	INSURANCE – 0.6%
6,654	Principal Financial Group, Inc.	558,404

	INVESTMENT COMPANIES – 0.1%
10,094	CION Investment Corp.	98,417

	LISTED BUSINESS DEVELOPMENT COMPANIES – 3.7%
316,500	Owl Rock Capital Corp.(1)	3,655,575

	MACHINERY-DIVERSIFIED – 0.5%
1,695	Rockwell Automation, Inc.	436,581

	MEDIA – 0.4%
12,254	Comcast Corp., Class A	428,522

	MINING – 0.6%
12,163	Newmont Mining Corp.	574,094

	MISCELLANEOUS MANUFACTURING – 1.1%
2,618	Illinois Tool Works, Inc.	576,745
1,839	Parker-Hannifin Corp.	535,149
		1,111,894
Shares/
Contracts/
Principal	Security	Value
	COMMON STOCKS (continued)
	OIL & GAS – 1.5%
5,569	EOG Resources, Inc.	$721,297
3,198	Pioneer Natural Resources Co.	730,391
		1,451,688
	OIL & GAS SERVICES – 0.6%
21,059	Baker Hughes Co.	621,872

	PHARMACEUTICALS – 0.4%
2,620	AbbVie, Inc.	423,418

	RETAIL – 1.0%
2,534	Target Corp.	377,668
8,092	The TJX Cos., Inc.	644,123
		1,021,791
	SEMICONDUCTORS – 1.2%
3,497	Analog Devices, Inc.	573,613
1,135	Broadcom, Ltd.	634,612
		1,208,225
	SOFTWARE – 0.6%
2,268	Microsoft Corp.	543,912

	TELECOMMUNICATIONS – 0.7%
20,034	Corning, Inc.	639,886

	TRANSPORTATION – 1.0%
2,193	Union Pacific Corp.	454,105
3,067	United Parcel Service, Inc., Class B	533,167
		987,272
	TOTAL COMMON STOCKS
	(Cost $22,333,727)	19,877,733

	EXCHANGE-TRADED FUND – 1.9%
119,330	Global X Nasdaq 100 Covered Call ETF	1,898,540
	TOTAL EXCHANGE-TRADED FUND
	(Cost $2,154,021)	1,898,540

	MEDIUM TERM NOTES – 5.1%
	BANKS – 4.6%
1,500,000	Credit Suisse AG London, 0.0%, 09/18/25(2)(3)	1,500,000
3,000,000	UBS AG London, 13.75%, 09/18/25(2)(3)	3,000,000
		4,500,000
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
500,000	GS Finance Corp., 12.1%, 09/30/24(2)(3)	500,000

	TOTAL MEDIUM TERM NOTES
	(Cost $5,000,000)	5,000,000

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares/
Contracts/
Principal	Security	Value
	PRIVATE COMPANIES – 12.7%
744,880	Always AI, Inc., Series A-1 Preferred Stock(2)(3)(4)	$2,428,458
179,641	Clear Street Group, Inc., Series B Preferred Stock(2)(3)(4)	1,500,002
23,723	Eat Just, Inc., Series F Common Stock(2)(3)(4)	450,000
542,467	GOSITE, Inc., Series A-1 Preferred Stock(2)(3)(4)	4,680,000
497,216	Iridia, Inc., Series A-3 Preferred Stock(2)(3)(4)	828,312
2,550,000	Nurture Life, Inc., Convertible Debt, 6.0%, 12/31/23(2)(3)	2,550,000
	TOTAL PRIVATE COMPANIES
	(Cost $9,415,497)	12,436,772

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
195	MP Materials Corp. Exercise Price: $45, Notional Amount: $877,500, Expiration Date: 03/17/2023(4)	1,950
75	MP Materials Corp. Exercise Price: $50, Notional Amount: $375,000, Expiration Date: 06/16/2023(4)	2,063
100	Tesla, Inc. Exercise Price: $425, Notional Amount: $4,250,000, Expiration Date: 01/19/2024(4)	20,000
50	Tesla, Inc. Exercise Price: $375, Notional Amount: $1,875,000, Expiration Date: 01/19/2024(4)	13,900
	TOTAL CALL OPTIONS	37,913
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $62,042)	37,913

	CONTINGENT VALUE RIGHTS – 0.7%
	PHARMACEUTICALS – 0.0%
142,000	Bristol-Myers Squibb Co.(2)(4)	-

	REAL ESTATE – 0.7%
456,540	Hospitality Investors Trust, Inc.(2)(3)(4)	241,226
579,536	Ready Capital Corp.(2)(3)(4)	479,241
		720,467
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $9,395,583)	720,467
Shares/
Contracts/
Principal	Security	Value
	REAL ESTATE INVESTMENT TRUSTS – 28.7%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 8.9%
275,000	Newlake Capital Partners, Inc.	$4,405,500
4,175	Prologis, Inc., REIT	470,648
345,947	Ready Capital Corp.	3,853,849
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	8,729,997

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 7.6%
320,112	Healthcare Trust, Inc., 7.375% Series A Preferred Stock(2)(3)	4,323,699
1,061,081	NorthStar Healthcare Income, Inc., Common Stock(2)(3)(4)	3,140,686
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	7,464,385

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 12.2%
715,000	Aventine Property Group, Inc., Common Stock(2)(3)	4,969,250
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(2)(3)(5)	6,999,850
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	11,969,100
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $37,691,886)	28,163,482

	ALTERNATIVE INVESTMENT FUNDS – 42.9%
250	Arboretum Core Asset Fund LP(3)(5)(6)	2,357,385
-	Canyon CLO Fund II LP(2)(3)(7)	9,018,785
-	Canyon CLO Fund III LP(2)(3)(5)(7)	4,925,559
4,113	Clarion Lion Industrial Trust(3)(6)	17,349,175
-	Ovation Alternative Income Fund(3)(6)(7)	1,131,914
159	Preservation REIT 1, Inc.(3)(6)(8)	7,216,362
52	SGOF Liquidating Master, Ltd.(3)(4)(6)	72,587
	TOTAL ALTERNATIVE INVESTMENT FUNDS
	(Cost $25,379,559)	42,071,767

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares/
Contracts/
Principal	Security	Value
	SHORT-TERM INVESTMENTS – 6.1%
	MONEY MARKET FUND – 6.1%
5,932,439	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 4.06%(1)(9)	$5,932,439
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,932,439)	5,932,439
	TOTAL INVESTMENTS – 118.5%
	(Cost $117,364,754)	116,139,113
	Liabilities in Excess of Other Assets – (18.5)%	(18,131,102)
	TOTAL NET ASSETS – 100.0%	$98,008,011

	WRITTEN OPTIONS CONTRACTS – (0.0)%
	CALL OPTIONS – (0.0)%
(55)	MP Materials Corp. Exercise Price: $80, Notional Amount: $(440,000), Expiration Date: 01/19/2024	(1,650)
(30)	MP Materials Corp. Exercise Price: $70, Notional Amount: $(210,000), Expiration Date: 01/19/2024	(1,500)
(10)	MP Materials Corp. Exercise Price: $75, Notional Amount: $(75,000), Expiration Date: 01/19/2024	(400)
	TOTAL CALL OPTIONS	(3,550)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $(10,052))	(3,550)
Shares/
Contracts/
Principal	Security	Value
	EXCHANGE-TRADED FUNDS SOLD SHORT – (1.1)%
(9,900)	Direxion Daily S&P 500 Bull 3X	$(614,889)
(1,290)	iShares Transportation Average ETF	(275,480)
(9,800)	ProShares UltraPro QQQ	(169,540)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
	(Proceeds $(802,222))	(1,059,909)
	TOTAL SHORT SECURITIES
	(Proceeds $(812,274))	$(1,063,459)

(1)	All or a portion of this security is segregated as collateral for securities sold short.
(2)	Fair valued using significant unobservable inputs.
(3)	Restricted investments as to resale.
(4)	Non-income producing security.
(5)	Affiliated investment for which ownership exceeds 5% of the investment’s capital.
(6)	Investments in Alternative Investment Funds are valued using net asset value per share (or it’s equivalent) as practical expedient.
(7)	Alternative investment fund does not issue shares.
(8)	Affiliated investment for which ownership exceeds 25% of the investment’s capital.
(9)	The rate is the annualized seven-day yield as of December 31, 2022.

ETF — Exchange-Traded Fund

LP — Limited Partnership

REIT — Real Estate Investment Trusts

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Alternative Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at December 31, 2022 is as follows:

	Acquisition				% of Net
Security Description	Date	Cost		Value	Assets
Always AI, Inc.	1/5/2021	$1,999,998		$2,428,458	2.5%
Arboretum Core Asset Fund LP	8/2/2018	2,500,000		2,357,385	2.3
Aventine Property Group, Inc.	1/13/2021	5,392,100		4,969,250	5.1
Canyon CLO Fund II LP	2/25/2019	8,126,591		9,018,785	9.2
Canyon CLO Fund III LP	3/1/2022	4,739,596		4,925,559	5.0
Clarion Lion Industrial Trust	6/29/2015	5,559,433		17,349,175	17.7
Clear Street Group, Inc.	5/11/2022	1,500,000		1,500,002	1.5
Credit Suisse AG London	9/13/2022	1,500,000		1,500,000	1.5
Eat Just, Inc.	6/11/2021	515,501		450,000	0.5
GOSITE, Inc.	7/31/2020	2,099,998		4,680,000	4.8
GS Finance Corp.	9/23/2022	500,000		500,000	0.5
Healthcare Trust, Inc.	3/30/2012	4,799,644		4,323,699	4.4
Hospitality Investors Trust, Inc.	2/17/2015	9,236,371		241,226	0.2
Iridia, Inc.	2/25/2021	750,000		828,312	0.8
NorthStar Healthcare Income, Inc.	3/29/2012	6,706,530		3,140,686	3.2
Nurture Life, Inc.	8/2/2022	2,550,000		2,550,000	2.6
Ovation Alternative Income Fund	7/25/2014	1,076,773		1,131,914	1.2
Preservation REIT 1, Inc.	10/22/2019	3,377,166		7,216,362	7.4
Ready Capital Corp.	7/6/2017	-	(1)	479,241	0.5
SGOF Liquidating Master, Ltd.	6/2/2015	-	(1)	72,587	0.1
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	8,744,181		6,999,850	7.1
UBS AG London	9/13/2022	3,000,000		3,000,000	3.1
Total		$74,673,882		$79,662,491	81.20%

(1)	Transferred at no cost as a result of a corporate action.

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